As filed with the Securities and Exchange Commission on April 27, 2012

Securities Act File No. 333-123257
Investment Company Act File No. 811-10325

United States Securities and Exchange Commission
Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933	☒
Pre-Effective Amendment No.	☐
Post Effective Amendment No. 687	☒
and/or
Registration Statement Under the Investment Company Act of 1940	☒
Amendment No. 691	☒

MARKET VECTORS ETF TRUST
(Exact Name of Registrant as Specified in its Charter)

335 Madison Avenue, 19th Floor
New York, New York 10017
(Address of Principal Executive Offices)

(212) 293-2000
Registrant’s Telephone Number

Joseph J. McBrien, Esq.
Senior Vice President and General Counsel
Van Eck Associates Corporation
335 Madison Avenue, 19th Floor
New York, New York 10017
(Name and Address of Agent for Service)

Copy to:
Stuart M. Strauss, Esq.
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this registration statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
Immediately upon filing pursuant to paragraph (b)
x	On May 24, 2012 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
On [date] pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
On [date] pursuant to paragraph (a)(2) of rule 485
IF APPROPRIATE, CHECK THE FOLLOWING BOX:
x	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 371 to its Registration Statement until May 24, 2012. Parts A, B and C of Registrant’s Post-Effective Amendment No. 371 under the Securities Act of 1933 and No. 375 under the Investment Company Act of 1940, filed on May 20, 2011, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 27th day of April 2012.

MARKET VECTORS ETF TRUST

   By:    /s/ Jan F. van Eck*
                Name: Jan F. van Eck
                                               Title: President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/ David H. Chow*	Trustee	April 27, 2012
David H. Chow
/s/ R. Alastair Short*	Trustee	April 27, 2012
R. Alastair Short
/s/ Richard D. Stamberger*	Trustee	April 27, 2012
Richard D. Stamberger
/s/ Jan F. van Eck*	President, Chief Executive Officer and Trustee	April 27, 2012
Jan F. van Eck
/s/ John J. Crimmins	Chief Financial Officer	April 27, 2012
John J. Crimmins

*By: /s/ Jonathan R. Simon
Jonathan R. Simon
Attorney‑in‑Fact